Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Stock Option Awards

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model using the following assumptions during the periods indicated:

	Year ended December 31,
	2025	2024	2023
Weighted Average Risk-free interest rate	-	4.21%	4.65%
Dividend yield	-	-	-
Weighted Average Volatility factor	-	89.73%	84.83%
Weighted Average Expected life of the options	-	5	5

Schedule of Options Granted

The following table contains additional information concerning options granted under the 2019 Plan:

	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,898,015	$5.37	2,842,496	$5.63	2,939,434	$5.85
Granted	-	$-	265,000	$3.11	53,192	$3.53
Forfeited and expired	(160,439)	$5.43	(209,481)	$6.05	(150,130)	$9.31
Exercised	-	$-	-	$-	-	$-
Outstanding at end of the year	2,737,576	$5.36	2,898,015	$5.37	2,842,496	$5.63
Exercisable at end of the year	2,687,135	$5.24	2,315,048	$5.46	2,245,993	$5.53

Schedule of Changes in Nonvested Shares Granted

Following is a summary of changes in nonvested options granted:

	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	582,967	$4.38	596,503	$5.53	986,005	$6.46
Granted	-	$-	265,000	$3.11	53,192	$3.53
Vested during the year	(490,489)	$4.39	(233,473)	$5.88	(384,203)	$7.35
Forfeited during the year	(42,037)	$3.57	(45,063)	$4.43	(58,491)	$7.16
Balance at end of the year	50,441	$4.93	582,967	$4.38	596,503	$5.53

Schedule of Exercise Prices and Remaining Contractual Life	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2025:
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$1.42	15,000	8.50	$-	3,750
$2.69	90,304	1.18	-	90,304
$2.69	557,738	8.01	-	557,738
$3.21	211,000	8.13	-	211,000
$3.53	26,596	7.84	-	26,596
$3.66	250,000	4.34	-	250,000
$4.68	29,000	4.25	-	29,000
$5.34	144,500	6.25	-	144,500
$5.34	719,440	6.88	-	439,028
$5.97	150,000	6.88	-	112,500
$6.22	41,152	2.00	-	41,152
$6.22	331,626	8.01	-	331,626
$8.19	150,000	8.01	-	150,000
$9.02	40,500	4.87	-	40,500
$10.12	2,421	2.87	-	2,421
$10.12	6,050	8.01	-	6,050
12.23	$250,000	5.41	-	250,000
$21.40	970	8.01	-	970
	2,737,576		$-	2,687,135

Schedule of Restricted Stock Units Granted	The following table contains information concerning restricted stock units granted under the 2019 Plan:
	For the year ended December 31,
	2025		2024		2023
	Number of options	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of options	Weighted average grant date fair value
Nonvested at beginning of period	1,234,572	$1.77	621,135	$3.14	157,560	$10.02
Granted	-	$-	825,687	$1.266	529,854	$1.90
Vested)	(1,204,925)	$1.76	(175,991)	$4.06	(52,521)	$10.05
Forfeited	(27,490)	$1.89	(36,259)	$2.75	(13,758)	$9.77
Nonvested at end of period	2,157	$1.41	1,234,572	$1.77	621,135	$3.14

Schedule of Share-Based Compensation Expense	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:
	Year ended December 31,
(in thousands)	2025	2024	2023
Research & development	$738	$916	$524
General & administrative	1,045	1,149	1,427
Total	$1,783	$2,065	$1,951